Note 41 - Subsequent events	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
41	Subsequent events

There were
no
significant subsequent events between
December 31, 2020
and the date of issue of these financial statements other than described in the preceding notes to the consolidated financial statements.